Inventory (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of inventory

	October 31, 2020	October 31, 2019
Raw materials	$8,588	$27,860
Work in process	919,464	819,675
Finished goods	196,308	93,180
Balance	$1,124,360	$940,715